SUBSIDIARIES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
SUBSIDIARIES

25 SUBSIDIARIES

The Group’s subsidiaries on 30 September 2024 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group. The country of incorporation or registration is also their principal business place of business. Particulars of the subsidiaries as of 30 September 2024 are as follows:

Name of entity	Place of Incorporation and operation	Principal activities	Particulars of issued/registered share capital	Percentage of ownership interest
Diginex Solutions (HK) Limited	Hong Kong	Provision of ESG reporting solutions services	19,907 ordinary shares issued (31 March 2024: 11,626 ordinary shares and 3,000 preferred shares issued) (note)	Direct 100% (31 March 2024: 100%)

Diginex USA, LLC	United States of America	Provision of ESG reporting solutions services	1,000 Class A Units of $10 each (31 March 2024: 1,000 Class A Units of $10 each)	Indirect 100% (31 March 2024: 100%)

Diginex Services Limited	United Kingdom	Provision of ESG reporting solutions services	Ordinary shares of 1 pence each (31 March 2024: Ordinary shares of 1 pence each	Indirect 100% (31 March 2024: 100%)

Note:	In September 2024, the Company converted all issued Series A Preferred Shares of DSL into ordinary shares of DSL at a ratio of 1 preferred share to 1 ordinary share.

25 SUBSIDIARIES

The Group’s subsidiaries on March 31, 2024, from an financial reporting perspective following the Recapitalization, are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group. The country of incorporation or registration is also their principal business place of business. Particulars of the subsidiaries as of March 31, 2024 are as follows:

Name of entity	Place of Incorporation and operation	Principal activities	Particulars of issued/registered share capital	Percentage of ownership interest
Diginex Solutions (HK) Limited*	Hong Kong	Provision of ESG reporting solutions services	11,626 ordinary shares and 3,000 preferred shares Issued	Direct 100% (2023: 100%)
Diginex USA, LLC	United States of America	Provision of ESG reporting solutions services	1,000 Class A Units of $10 each	Indirect 100% (2023: 100%)
Diginex Services Limited	United Kingdom	Provision of ESG reporting solutions services	Ordinary shares of 1 pence each	Indirect 100% (2023: 100%)

*	Legally became a subsidiary of the Company on 15 July 2024.